UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-01316

Security Mid Cap Growth Fund
(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of principal executive offices) (Zip code)

Donald C. Cacciapaglia, President
Security Mid Cap Growth Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Name and address of agent for service)

Registrant’s telephone number, including area code:         301-296-5100

Date of fiscal year end:          September 30

Date of reporting period:         June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

StylePlus - Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 20.8%
Industrials - 4.7%
Fluor Corp.	4,631	$274,665
Ingersoll-Rand plc	4,503	250,006
Textron, Inc.	8,506	221,582
Rockwell Automation, Inc.	2,457	204,275
Joy Global, Inc.	4,042	196,158
Southwest Airlines Co.	11,400	146,946
Roper Industries, Inc.	1,163	144,468
IDEX Corp.	2,263	121,771
Parker Hannifin Corp.	1,269	121,063
Fastenal Co.	2,535	116,230
Masco Corp.	5,866	114,328
Rockwell Collins, Inc.	1,757	111,411
Timken Co.	1,878	105,694
Carlisle Companies, Inc.	1,589	99,011
WW Grainger, Inc.	390	98,350
AMETEK, Inc.	2,307	97,586
CSX Corp.	4,088	94,801
Cummins, Inc.	815	88,395
Cintas Corp.	1,710	77,873
Expeditors International of Washington, Inc.	1,872	71,155
Kansas City Southern	665	70,463
PACCAR, Inc.	1,312	70,402
United Rentals, Inc.*	1,314	65,582
Iron Mountain, Inc.	2,418	64,343
Hubbell, Inc. — Class B	600	59,400
Alaska Air Group, Inc.*	1,113	57,876
Robert Half International, Inc.	1,717	57,056
MSC Industrial Direct Company, Inc. — Class A	717	55,539
Valmont Industries, Inc.	338	48,364
Flowserve Corp.	864	46,665
Lincoln Electric Holdings, Inc.	805	46,102
SPX Corp.	622	44,772
Total Industrials		3,442,332
Information Technology - 4.6%
Intuit, Inc.	4,172	254,617
Symantec Corp.	10,999	247,147
FLIR Systems, Inc.	7,910	213,333
Motorola Solutions, Inc.	3,581	206,732
CA, Inc.	6,985	199,980
Western Digital Corp.	2,480	153,983
Harris Corp.	2,504	123,322
DST Systems, Inc.	1,786	116,678
AOL, Inc.	3,052	111,337
SAIC, Inc.	7,612	106,035
Broadcom Corp. — Class A	3,077	103,881
Western Union Co.	5,662	96,876
Paychex, Inc.	2,538	92,688
Citrix Systems, Inc.*	1,405	84,764
Altera Corp.	2,561	84,487
Anixter International, Inc.*	1,090	82,633
Analog Devices, Inc.	1,788	80,567
Broadridge Financial Solutions, Inc.	2,965	78,810
Xilinx, Inc.	1,976	78,269
Cognizant Technology Solutions Corp. — Class A*	1,247	78,075
ValueClick, Inc.*	3,042	75,077
Jabil Circuit, Inc.	3,614	73,653
Fiserv, Inc.*	736	64,334
Total System Services, Inc.	2,348	57,479
VeriSign, Inc.*	1,277	57,031
Adobe Systems, Inc.*	1,117	50,891
Equinix, Inc.*	270	49,874
MICROS Systems, Inc.*	1,133	48,889
Amphenol Corp. — Class A	621	48,401
Teradyne, Inc.*	2,717	47,738
Informatica Corp.*	1,338	46,803
Autodesk, Inc.*	1,333	45,242
F5 Networks, Inc.*	638	43,894
Teradata Corp.*	840	42,193
Total Information Technology		3,345,713
Consumer Discretionary - 4.4%
Starwood Hotels & Resorts Worldwide, Inc.	3,856	243,661
Omnicom Group, Inc.	3,467	217,970
Harley-Davidson, Inc.	3,946	216,320
Discovery Communications, Inc. — Class A*	2,639	203,757
Macy's, Inc.	3,595	172,561
The Gap, Inc.	4,122	172,011
Scripps Networks Interactive, Inc. — Class A	2,535	169,237
Wyndham Worldwide Corp.	2,588	148,111
O'Reilly Automotive, Inc.*	1,303	146,744
Nordstrom, Inc.	2,393	143,436
Wynn Resorts Ltd.	1,064	136,192
BorgWarner, Inc.*	1,372	118,198
Bed Bath & Beyond, Inc.*	1,649	116,914
Marriott International, Inc. — Class A	2,826	114,086
VF Corp.	574	110,816
Ross Stores, Inc.	1,641	106,353
AutoZone, Inc.*	206	87,280
Genuine Parts Co.	1,100	85,877
Mattel, Inc.	1,824	82,645
Lamar Advertising Co. — Class A*	1,893	82,156
Hanesbrands, Inc.	1,361	69,983
Kohl's Corp.	1,334	67,380
International Game Technology	3,668	61,292
Hasbro, Inc.	1,272	57,024
Dick's Sporting Goods, Inc.	933	46,706
PetSmart, Inc.	694	46,491
American Eagle Outfitters, Inc.	2,484	45,358
Total Consumer Discretionary		3,268,559
Health Care - 3.6%
Agilent Technologies, Inc.	6,485	277,299
AmerisourceBergen Corp. — Class A	4,585	255,981
St. Jude Medical, Inc.	4,725	215,601
Mylan, Inc.*	6,286	195,055
Vertex Pharmaceuticals, Inc.*	2,349	187,615
WellPoint, Inc.	2,246	183,813
Becton Dickinson and Co.	1,689	166,923
Cardinal Health, Inc.	3,507	165,530

StylePlus - Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Shares	Value
COMMON STOCKS† - 20.8% (continued)
Health Care - 3.6% (continued)
CR Bard, Inc.	1,426	$154,978
Stryker Corp.	2,272	146,953
Quest Diagnostics, Inc.	2,246	136,175
Zimmer Holdings, Inc.	1,727	129,421
Laboratory Corporation of America Holdings*	637	63,764
Varian Medical Systems, Inc.*	875	59,019
Cerner Corp.*	600	57,654
Perrigo Co.	476	57,596
Patterson Companies, Inc.	1,521	57,190
Mettler-Toledo International, Inc.*	277	55,732
Universal Health Services, Inc. — Class B	671	44,930
Total Health Care		2,611,229
Consumer Staples - 1.8%
Kroger Co.	6,819	235,528
Dr Pepper Snapple Group, Inc.	4,118	189,139
Lorillard, Inc.	4,197	183,325
Coca-Cola Enterprises, Inc.	4,748	166,940
Hershey Co.	1,470	131,242
Campbell Soup Co.	2,366	105,973
Whole Foods Market, Inc.	1,717	88,391
Brown-Forman Corp. — Class B	1,274	86,059
Sysco Corp.	1,636	55,886
McCormick & Company, Inc.	736	51,785
Total Consumer Staples		1,294,268
Energy - 1.4%
Noble Energy, Inc.	3,368	202,214
Southwestern Energy Co.*	5,250	191,783
Range Resources Corp.	1,834	141,805
Cameron International Corp.*	2,175	133,023
Pioneer Natural Resources Co.	872	126,222
Oceaneering International, Inc.	829	59,854
Cabot Oil & Gas Corp.	765	54,330
Williams Companies, Inc.	1,467	47,633
FMC Technologies, Inc.*	854	47,551
Total Energy		1,004,415
Financials - 0.2%
IntercontinentalExchange, Inc.*	508	90,302
T. Rowe Price Group, Inc.	1,072	78,417
Total Financials		168,719
Telecommunication Services - 0.1%
Windstream Corp.	9,717	74,918
Total Common Stocks
(Cost $14,852,069)		15,210,153
EXCHANGE TRADED FUNDS† - 3.6%
iShares Russell Mid-Capital Growth ETF	36,350	2,608,113
Total Exchange Traded Funds
(Cost $2,423,269)		2,608,113
MUTUAL FUNDS†,6 - 3.7%
Floating Rate Strategies Fund Institutional Class	51,095	1,357,587
Macro Opportunities Fund Institutional Class	49,539	1,317,732
Total Mutual Funds
(Cost $2,760,140)		2,675,319
SHORT TERM INVESTMENTS†† - 28.9%
Dreyfus Treasury Prime Cash Management Fund	21,055,767	21,055,767
Total Short Term Investments
(Cost $21,055,767)		21,055,767

	Face Amount	Value
ASSET BACKED SECURITIES†† - 9.2%
Geer Mountain Financing Ltd.
2007-1A, 0.59% due 04/01/14[1,2]	$1,600,000	1,586,240
Newcastle CDO Ltd.
0.45% due 05/25/52	1,175,357	1,141,612
N-Star REL CDO VIII Ltd.
2006-8A, 0.48% due 02/01/41[1,2]	927,999	861,044
Brentwood CLO Corp.
2006-1A, 0.54% due 02/01/22[1,2]	518,895	506,463
2006-1A, 1.09% due 02/01/22[1,2]	250,000	217,194
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.57% due 09/30/22[1,2]	500,000	469,690
KKR Financial CLO 2007-1 Corp.
2007-1A, 2.53% due 05/15/21[1,2]	500,000	460,990
FM Leveraged Capital Fund II
2006-2A, 1.88% due 11/15/20[1,2]	400,000	399,256
Legg Mason Real Estate CDO I Ltd.
2006-1A, 0.47% due 03/25/38[1,2]	331,038	322,997
Northwoods Capital Vii Ltd.
2006-7A, 1.83% due 10/22/21[1,2]	340,000	307,269
Race Point IV CLO Ltd.
2007-4A, 1.02% due 08/01/21[1,2]	250,000	228,304
Accredited Mortgage Loan Trust 2007-1
2007-1, 0.32% due 02/25/37[1]	188,910	169,924
Total Asset Backed Securities
(Cost $6,696,380)		6,670,983
CORPORATE BONDS†† - 9.1%
Financials - 3.1%
Ford Motor Credit Company LLC
7.00% due 04/15/15	570,000	617,943
Aspen Insurance Holdings Ltd.
6.00% due 08/15/14	540,000	566,292
PNC Financial Services Group, Inc.
4.85% due 05/29/49[1,3]	550,000	512,875
Mack-Cali Realty, LP
5.13% due 02/15/14	230,000	235,347
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
7.75% due 01/15/16	220,000	227,150

StylePlus - Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
CORPORATE BONDS†† - 9.1% (continued)
Financials - 3.1% (continued)
WEA Finance LLC / WT Finance Aust Pty Ltd.
5.75% due 09/02/15[2]	$160,000	$174,809
Total Financials		2,334,416
Industrials - 3.0%
Glencore Funding LLC
1.43% due 05/27/16[1,2]	780,000	759,505
Rio Tinto Finance USA plc
1.11% due 06/17/16[1]	540,000	539,838
International Lease Finance Corp.
2.22% due 06/15/16[1]	380,000	377,150
Anglo American Capital plc
9.38% due 04/08/14[2]	240,000	254,407
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corporation II
6.50% due 05/15/21[2]	140,000	134,750
ServiceMaster Co.
7.00% due 08/15/20	110,000	104,363
Total Industrials		2,170,013
Materials - 1.2%
Barrick Gold Corp.
2.50% due 05/01/18[2]	540,000	484,587
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/20	390,000	392,925
Total Materials		877,512
Energy - 1.1%
Ras Laffan Liquefied Natural Gas Company Limited III
5.83% due 09/30/16[2]	738,759	784,931
Consumer Staples - 0.3%
Harbinger Group, Inc.
7.88% due 07/15/19[2]	200,000	204,500
Information Technology - 0.3%
iGATE Corp.
9.00% due 05/01/16	120,000	124,800
First Data Corp.
6.75% due 11/01/20[2]	65,000	66,138
Total Information Technology		190,938
Consumer Discretionary - 0.1%
Sabre, Inc.
8.50% due 05/15/19[2]	90,000	95,850
Total Corporate Bonds
(Cost $6,868,668)		6,658,160
U.S. GOVERNMENT SECURITIES† - 7.0%
U.S. Treasury Bill
0.00% due 07/18/13	2,125,000	2,124,976
0.00% due 07/11/13	1,700,000	1,699,990
0.00% due 07/25/13	1,275,000	1,274,985
Total U.S. Treasury Bill		5,099,951
Total U.S. Government Securities
(Cost $5,099,978)		5,099,951
SENIOR FLOATING RATE INTERESTS†† - 6.5%
Consumer Discretionary - 1.8%
Travelport Holdings Ltd.
6.25% due 06/21/19	540,000	533,249
due 08/23/15[4]	110,000	109,473
Blue Coat Systems, Inc.
4.50% due 02/15/18	310,000	307,932
Warner Music Group
due 07/07/20[4]	200,000	197,334
3.75% due 07/07/20	80,000	79,400
Compucom Systems, Inc.
4.25% due 05/07/20	100,000	98,250
Total Consumer Discretionary		1,325,638
Financials - 1.7%
National Financial Partners
due 06/19/20[4]	530,000	526,248
Knight/Getco
due 11/30/17[4]	500,000	491,875
Level 3 Financing, Inc.
4.75% due 08/01/19	100,000	99,906
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	100,000	99,625
Total Financials		1,217,654
Information Technology - 1.3%
Go Daddy Operating Company LLC
4.25% due 12/17/18	450,000	447,048
ION Trading Technologies Ltd.
4.50% due 05/22/20	270,000	268,199
CCC Information Services, Inc.
5.25% due 12/20/19	120,000	118,900
First Data Corp.
4.19% due 03/23/18	100,000	97,375
Total Information Technology		931,522
Industrials - 0.7%
Thermasys Corp.
5.25% due 05/03/19	270,000	269,190
US Air, Inc.
4.25% due 05/23/19	220,000	217,158
Total Industrials		486,348
Energy - 0.5%
Pacific Drilling
4.50% due 05/18/18	220,000	218,955

StylePlus - Mid Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)	June 30, 2013

	Face Amount	Value
SENIOR FLOATING RATE INTERESTS†† - 6.5% (continued)
Energy - 0.6% (continued)
EquiPower Resources Holdings LLC
due 12/31/19[4]	$190,000	$188,338
Total Energy		407,293
Telecommunication Services - 0.4%
Univision Communications, Inc.
4.00% due 03/01/20	179,550	175,696
4.50% due 02/28/20	99,750	98,728
Total Telecommunication Services		274,424
Health Care - 0.1%
Apria Healthcare Group, Inc.
6.75% due 04/01/20	100,000	100,282
Total Senior Floating Rate Interests
(Cost $4,770,895)		4,743,161
MORTGAGE BACKED SECURITIES†† - 0.9%
GCCFC 2006-FL4A C
2006-FL4A,0.42% due 11/05/21	350,000	339,715
Banc of America Large Loan Trust
2007-BMB1,1.29% due 08/15/29[1,2]	330,000	326,986
Total Mortgage Backed Securities
(Cost $664,606)		666,701
MUNICIPAL BONDS†† - 0.8%
New York - 0.8%
City of New York New York General Obligation Unlimited
0.36% due 04/01/35[1]	550,000	550,000
Total Municipal Bonds
(Cost $550,000)		550,000
COMMERCIAL PAPER†† - 8.2%
CBS Corp.
0.23% due 07/01/13[2]	850,000	850,000
Bemis Company, Inc.
0.30% due 07/02/13[2]	850,000	849,993
Aegon N.V.
0.27% due 07/08/13[2]	850,000	849,955
Pentair Finance S.A.
0.29% due 07/10/13[2]	850,000	849,938
Dr Pepper Snapple Group, Inc.
0.24% due 07/12/13[2]	850,000	849,938
Nissan Motor Acceptance Corp.
0.26% due 07/17/13[2]	850,000	849,902
Noble Corporation/Cayman Islands
0.32% due 07/25/13[2]	850,000	849,819
Total Commercial Paper
(Cost $5,949,545)		5,949,545
Total Investments - 98.7%
(Cost $71,691,317)		$71,887,853
Other Assets & Liabilities, net - 1.3%		976,541
Total Net Assets - 100.0%		$72,864,394

	Units	Unrealized Loss
EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. July 2013 Russell MidCap Growth Index Swap, Terminating 07/03/13 [5] (Notional Value $55,099,982)	95,993	$(716,848)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
[1]	Variable rate security. Rate indicated is rate effective at June 30, 2013.
[2]	Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $14,595,455 (cost $14,744,106), or 20.0% of total net assets.
[3]	Perpetual maturity.
[4]	Security with no rate was unsettled at June 30, 2013.
[5]	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
[6]	Affiliated Funds

plc — Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

1. Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP") and are consistently followed by the Trust. All time references are based on Eastern Time.

Valuations of the Funds’ securities are supplied by pricing services approved by the Board of Directors. The Trust’s officers, through the Valuation Committee under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the closing bid price on such day.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Directors using methods established or ratified by the Board of Directors. These methods include, but are not limited to: (i) using general information as to how these securities and assets trade; and (ii) using other information and considerations, including current values in related markets.

Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

2. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets at June 30, 2013:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
StylePlus - Mid Growth Fund	$25,593,536	$46,294,317	$–	$–	$71,887,853
Liabilities
StylePlus - Mid Growth Fund	$–	$–	$716,848	$–	$716,848

* Other financial instruments include swap, which is reported as unrealized gain/loss at period end.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

For the period ended June 30, 2013, there were no transfers between levels.

3. Derivative Investments Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund use derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The following Fund utilized derivatives for following purposes:

Swap
Fund	Index Exposure
StylePlus-Mid Growth Fund	x

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Security Mid Cap Growth Fund

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	August 26, 2013

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Treasurer

Date	August 26, 2013

* Print the name and title of each signing officer under his or her signature.